Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS
26.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at December 31,
	2020	2019
Trade receivables	16,276,263	12,775,324
Bad debt provision for trade receivables	(4,923,646)	(2,299,558)
	11,352,617	10,475,766

	As at December 31,
	2020	2019
Other receivables	124,685	3,387
Prepayments	1,424,317	116,911
	1,549,002	120,298

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Prepayments include advances to suppliers and prepaid income tax.

Before accepting any new customer, the Group assesses the potential customer’s credit quality and defined credit limits by customer. Limits attributed to customers are reviewed once a year. The aging analysis of trade receivables is as follows:

	As at December 31,
	2020	2019
Current	5,223,618	778,047
Past due for less than 4 months	3,852,158	2,458,705
Past due for more than 4 months	7,200,487	9,538,573
	16,276,263	12,755,324

The Group allows an average credit period of 120 -180 days to its trade customers. For the overdue trade receivable, the Company provided a bad debt allowance amounting to $4,923,646 and $2,299,558 as of December 31, 2020 and 2019, respectively. The provision for doubtful debts is recorded using a provision account unless the Group is satisfied that recovery is remote, in which case the unrecovered loss is written off against trade receivables and the provision for doubtful debts directly. The Group does not hold any collateral over these balances.

The movement in the provision for doubtful debts during the year is as follows:

	2020	2019
As at January 1	2,299,558	1,294,097
Provision provided in the year	2,334,410	1,028,972
Translation adjustment	289,678	(23,481)
As at December 31	4,923,646	2,299,558

Among the amounts of trade receivables, $1,874,193 and $1,509,839 of output VAT was included as of December 31, 2020 and 2019, respectively.